Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment consists of the following:

	September 30,	December 31,
	2013	2012
Medical equipment	$1,128,357	$3,033,792
Office equipment	86,001	87,163
Manufacturing equipment	307,971	303,143
Leasehold improvements	390,911	390,911
	1,913,240	3,815,009
Less accumulated depreciation	(1,018,619)	(1,374,928)
	$894,621	$2,440,081

Property and equipment, net consisted of the following:

	December 31, 2012	December 31, 2011
Medical equipment	$3,033,792	$1,283,726
Office equipment	87,163	73,927
Manufacturing equipment	303,143	262,290
Leasehold improvements	390,911	—
	3,815,009	1,619,943
Less accumulated depreciation and amortization	(1,374,928)	(641,050)
	$2,440,081	$978,893